                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                    811-4304

Exact name of registrant as specified in charter:                      Delaware Group Government Fund

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               July 31

Date of reporting period:                                              April 30, 2005

ITEM 1.  SCHEDULES OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE AMERICAN GOVERNMENT BOND FUND
--------------------------------------

April 30, 2005

                                                                                                       PRINCIPAL           MARKET
                                                                                                        AMOUNT              VALUE
                                                                                                        (U.S.$)            (U.S.$)
AGENCY ASSET-BACKED SECURITIES- 2.52%
oSLMA Student Loan Trust
   Series 1997-2 A2 3.541% 1/25/10                                                                      $348,995           $349,581
   Series 1997-4 A2 3.691% 10/25/10                                                                       55,199             55,789
   Series 2004-1 A1 3.201% 1/26/15                                                                     2,272,670          2,274,424
   Series 2004-5 A2 3.191% 4/25/14                                                                     1,250,000          1,251,024
                                                                                                                          ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $3,929,155)                                                                    3,930,818
                                                                                                                          =========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 20.60%
Fannie Mae
   Series 1988-15 A 9.00% 6/25/18                                                                          2,921              3,138
   Series 1996-46 ZA 7.50% 11/25/26                                                                      368,042            395,298
   Series 2001-50 BA 7.00% 10/25/41                                                                      470,753            493,233
   Series 2005-1 KZ 5.00% 2/25/35                                                                        956,862            875,701
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                       980,962          1,080,318
   Series 2001-T10 A1 7.00% 12/25/41                                                                     491,446            514,335
   Series 2002-T1 A2 7.00% 11/25/31                                                                      266,497            281,821
Fannie Mae Interest Strip
   Series 35-2 12.00% 7/1/18                                                                             149,302            169,383
   Series C-2 12.00% 5/1/09                                                                              245,276            267,768
   Series D-2 11.00% 4/1/09                                                                              175,379            189,081
   Series F-2 11.50% 5/1/09                                                                              111,577            120,739
   Series H-2 11.50% 5/1/09                                                                              181,523            196,567
   Series J-1 7.00% 11/1/10                                                                               10,441             10,702
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                       304,927            322,272
   Series 2004-W3 A2 3.75% 5/25/34                                                                       695,000            690,612
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      342,533            354,745
Freddie Mac
   Series 2552 KB 4.25% 6/15/27                                                                        1,084,561          1,082,744
   Series 2575 PT 4.50% 6/15/24                                                                        1,000,000            996,213
   Series 2727 PM 4.50% 1/15/34                                                                          280,000            260,256
   Series 2889 OE 5.00% 1/15/30                                                                        1,470,000          1,474,548
   Series 2902 LC 5.50% 12/15/17                                                                         375,000            383,344
Freddie Mac Structured Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                          104,367            110,745
   Series T-58 2A 6.50% 9/25/43                                                                        1,935,443          2,009,353
GNMA
   Series 2002-28 B 5.779% 7/16/24                                                                     4,000,000          4,206,754
   Series 2002-61 BA 4.648% 3/16/26                                                                    3,000,000          3,020,330
   Series 2003-43 B 4.374% 4/16/33                                                                     5,000,000          4,934,765
   Series 2003-72 C 4.86% 2/16/30                                                                      2,500,000          2,535,745
   Series 2003-78 B 5.11% 10/16/27                                                                     5,000,000          5,110,749
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $31,891,626)                                                      32,091,259
                                                                                                                         ==========
AGENCY MORTGAGE-BACKED SECURITIES- 26.00%
Fannie Mae
   4.92% 5/1/13                                                                                        4,000,000          4,078,751
   6.215% 6/1/08                                                                                         639,547            668,526
   6.75% 10/1/07                                                                                         523,245            546,464
   7.41% 4/1/10                                                                                        4,859,161          5,413,410
   10.50% 6/1/30                                                                                          36,513             41,523
oFannie Mae ARM 3.73% 8/1/34                                                                           1,075,903          1,072,966
Fannie Mae Balloon 7 yr 4.50% 11/1/10                                                                  5,644,591          5,656,939
Fannie Mae Relocation 30 yr 5.00% 9/1/33 to 11/1/33                                                    2,067,383          2,072,551
Fannie Mae S.F. 15 yr
   4.50% 7/1/19                                                                                           40,147             39,770
   6.00% 6/1/17                                                                                        1,384,721          1,436,214
   6.50% 6/1/16                                                                                               52                 54

Fannie Mae S.F. 30 yr
   5.00% 3/1/34 to 3/1/35                                                                              1,608,161          1,596,210
   8.00% 2/1/30                                                                                           67,549             73,777
   10.00% 7/1/20 to 2/1/25                                                                               988,861          1,121,014
Fannie Mae S.F. 30 yr TBA
   5.00% 6/1/35                                                                                        1,000,000            987,813
   6.50% 5/1/34                                                                                          805,000            837,200
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                                   3,297,763          3,116,386
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                              2,812,762          2,820,673
Freddie Mac S.F. 15 yr 9.00% 12/1/05                                                                       1,123              1,136
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                    1,424,637          1,443,780
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                         209,233            221,068
   8.00% 5/1/11                                                                                          591,009            612,803
   8.50% 12/1/09                                                                                          46,508             48,194
   9.00% 9/1/30                                                                                          508,672            564,944
   10.00% 1/1/19                                                                                          39,683             44,780
   11.50% 4/1/11 to 3/1/16                                                                               265,803            303,440
GNMA GPM
   11.00% 3/15/13                                                                                         38,880             42,951
   11.75% 8/15/13                                                                                         36,025             41,203
   12.00% 1/15/13                                                                                          8,161              9,339
   12.25% 3/15/14                                                                                         11,971             13,441
GNMA S.F. 15 yr 6.50% 7/15/14                                                                            155,901            164,378
GNMA S.F. 30 yr
   6.00% 4/15/33                                                                                         770,195            795,467
   7.00% 5/15/28                                                                                         641,993            681,716
   7.50% 12/15/23 to 1/15/32                                                                             758,680            817,585
   8.00% 5/15/30                                                                                          63,048             68,367
   9.50% 9/15/17 to 3/15/23                                                                              302,911            336,386
   10.00% 3/15/16 to 9/15/18                                                                              48,389             54,840
   11.00% 12/15/09 to 9/15/15                                                                            203,571            224,709
   11.50% 7/15/15                                                                                          7,182              8,086
   12.00% 12/15/12 to 12/15/15                                                                           565,756            642,456
   12.50% 5/15/10 to 1/15/16                                                                             106,367            120,429
GNMA II GPM
   10.75% 3/20/16 to 2/20/18                                                                              30,481             33,621
   12.00% 1/20/14                                                                                         23,782             27,335
GNMA II S.F. 15 yr 9.00% 8/20/05 to 10/20/05                                                                 469                464
GNMA II S.F. 30 yr
   6.00% 11/20/28                                                                                        321,907            332,570
   6.50% 2/20/30                                                                                         483,037            504,774
   7.50% 9/20/30                                                                                          97,442            104,202
   8.00% 6/20/30                                                                                          50,500             54,508
   10.00% 11/20/15 to 6/20/21                                                                             99,319            112,657
   10.50% 3/20/16 to 7/20/21                                                                             105,052            120,047
   11.00% 5/20/15 to 7/20/19                                                                              52,868             58,817
   12.00% 3/20/14 to 5/20/15                                                                              71,499             82,890
   12.50% 10/20/13 to 7/20/15                                                                            181,688            205,170
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $40,338,782)                                                               40,478,794
                                                                                                                         ==========

AGENCY OBLIGATIONS- 13.57%
Fannie Mae
   3.375% 12/15/08                                                                                     3,105,000          3,030,359
   5.00% 4/15/15                                                                                          70,000             72,428
   ^5.21% 10/9/19                                                                                     16,000,000          7,514,831
   5.25% 8/1/12                                                                                        5,150,000          5,345,082
^Financing Corporation Principal Strip
   PRN 2 5.031% 11/30/17                                                                               8,460,000          4,664,709
   PRN 15 5.24% 3/7/19                                                                                 1,000,000            512,769
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $21,140,280)                                                                              21,140,178
                                                                                                                         ==========

ASSET-BACKED SECURITIES- 1.27%
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                500,000            496,206
oNovastar Home Equity Loan Series 2004-4 A2B 3.36% 3/25/35                                               650,000            652,323
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                   410,000            410,173
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                    433,011            424,206
                                                                                                                         ----------
TOTAL ASSET-BACKED SECURITIES (COST $1,992,656)                                                                           1,982,908
                                                                                                                         ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.58%
Bank of America Commercial Mortgage Series 2005-1 A3 4.877% 11/10/42                                   1,635,000          1,662,028
oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 9/12/41                                                                    235,000            232,417
   Series 2005-MKB2 A4 5.204% 9/12/42                                                                    550,000            562,158
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $2,432,527)                                                             2,456,603
                                                                                                                         ==========

CORPORATE BONDS- 3.31%
Banking - 2.95%
CitiFinancial 10.00% 5/15/09                                                                           1,500,000          1,807,370
 Kreditanstalt Fuer Wiederaufbau 4.25% 6/15/10                                                         2,775,000          2,781,235
                                                                                                                          4,588,605
Energy - 0.36%
Apache Finance 7.00% 3/15/09                                                                             500,000            554,539
                                                                                                                         ----------
                                                                                                                            554,539
                                                                                                                         ----------
Finance - 0.00%
#Berkshire Hathaway Finance 144A 4.125% 1/15/10                                                            5,000              4,933
                                                                                                                         ----------
                                                                                                                              4,933
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $5,306,384)                                                                                   5,148,077
                                                                                                                         ==========

MUNICIPAL BONDS- 0.51%
oArizona Educational Loan Marketing Series A1 3.712% 12/1/13                                             574,000            574,538
oMassachusetts State Special Obligation Revenue Loan 5.27% 6/1/22 (FSA)                                  200,000            221,518
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $796,233)                                                                                       796,056
                                                                                                                         ==========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 8.41%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                   1,706,638          1,743,970
   Series 2004-11 1CB1 6.00% 12/25/34                                                                  1,108,093          1,142,440
oBank of America Mortgage Securities Series 2004-E 1A1 3.53% 6/25/34                                     566,247            562,348
oCountrywide Home Loan Mortgage Pass Through Trust Series 2001-HYB2 3A1 5.412% 9/19/31                   288,318            288,779
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33                         489,614            506,597
First Horizon Asset Securities Series 2003-5 1A17 8.00% 7/25/33                                          284,278            299,808
#GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                                                                         349,386            373,216
   Series 1999-3 A 8.00% 8/19/29                                                                         749,572            806,880
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                     858,472            945,001
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                      528,219            569,486
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                     424,263            434,722
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      383,274            396,468
Structured Asset Securities
   oSeries 2002-22H 1A 6.998% 11/25/32                                                                 1,033,412          1,061,674
   Series 2004-12H 1A 6.00% 5/25/34                                                                      783,355            796,085
oWashington Mutual Series 2005-AR3 A1 4.661% 3/25/35                                                     797,730            795,649
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       288,265            292,409
   Series 2005-1 6A2 6.50% 3/25/35                                                                        83,502             85,850
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.544% 1/25/35                                                                     830,000            829,449
   Series 2004-I 1A1 3.39% 7/25/34                                                                     1,173,725          1,174,093
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,137,820)                                                  13,104,924
                                                                                                                         ==========

U.S. TREASURY OBLIGATIONS - 21.34%
~U.S. Treasury Bonds 12.00% 8/15/13                                                                    9,550,000         11,959,884
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        273,356            269,726
   1.625% 1/15/15                                                                                      4,434,779          4,448,465
   2.00% 1/15/14 to 7/15/14                                                                            3,415,505          3,546,232
   3.375% 1/15/07                                                                                        302,648            317,721
U.S. Treasury Notes
   3.50% 2/15/10                                                                                         105,000            103,286
   4.00% 3/15/10 to 2/15/15                                                                           12,565,000         12,584,430
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $34,887,422)                                                                       33,229,744
                                                                                                                         ==========

REPURCHASE AGREEMENTS- 0.49%
With BNP Paribas 2.84% 5/2/05
(dated 4/29/05, to be repurchased at $418,099,
collateralized by $62,000 U.S. Treasury
Bills due 8/11/05, market value $61,048,
$61,000 U.S. Treasury Bills due 8/18/05,
market value $60,413 and $308,000 U.S. Treasury
Bills due 8/25/05, market value $305,200)                                                                418,000            418,000

With UBS Warburg 2.82% 5/2/05
(dated 4/29/05, to be repurchased at $351,082,
collateralized by $69,000 U.S. Treasury Notes
1.50% due 3/31/06, market value $68,414,
$62,000 U.S. Treasury Notes 2.25% due 4/30/06,
market value $61,562, $187,000 U.S. Treasury Notes
2.75% due 6/30/06, market value $187,581 and
$41,000 U.S. Treasury Notes 2.375% due 8/15/06,
market value $40,575)                                                                                    351,000            351,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $769,000)                                                                                 769,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 99.60%
   (cost $156,621,885)                                                                                                  155,128,361
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.40%                                                         629,615
                                                                                                                       ============
NET ASSETS APPLICABLE TO 20,112,844 SHARES OUTSTANDING - 100.00%                                                       $155,757,976
                                                                                                                       ============

oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 5 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
~Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
SLMA - Student Loan Marketing Association
S.F. - Single Family
PRN - Principal Only Strip
TBA - To be announced
yr - Year

The following futures contracts and swap agreements were outstanding at April 30, 2005:

FUTURES CONTRACTS(1)

                                                                                                            UNREALIZED
 CONTRACTS                                 NOTIONAL               NOTIONAL                                 APPRECIATION
TO BUY (SELL)                           COST (PROCEEDS)            VALUE             EXPIRATION DATE      (DEPRECIATION)
-------------                           ---------------        -------------         ---------------      --------------
(15) U.S. Treasury 2 year notes           $(3,117,324)         $ (3,115,547)             6/05                $  1,777
363 U.S. Treasury 5 year notes             39,330,953            39,368,484              6/05                  37,531
 51 U.S. Treasury 10 year notes             5,580,988             5,682,516              6/05                 101,528
(18) U.S. Treasury long bond               (2,028,258)           (2,067,188)             6/05                 (38,930)
                                                                                                             --------
                                                                                                             $101,906
                                                                                                             ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS(2)

Notional Amount            Expiration Date                    Description                           Unrealized Appreciation
---------------            ---------------                    -----------                           -----------------------
$5,065,000                     6/30/05                Agreement with State Street                         $67,916
                                                      to receive the notional
                                                      amount multiplied by the
                                                      return on the Lehman
                                                      Brothers Commercial MBS
                                                      Index AAA and to pay the
                                                      notional amount multiplied
                                                      by the 1 month BBA LIBOR
                                                      Adjusted by a spread of
                                                      minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."
______________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Government Fund - Delaware American Government Bond Fund (the "Fund").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                        $156,635,750
Aggregate unrealized appreciation                       1,169,981
Aggregate unrealized depreciation                      (2,677,370)
                                                     ------------
Net unrealized depreciation                          $ (1,507,389)
                                                     ------------

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $16,190,391 may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows: $2,371,574 expires in 2005, $3,195,086 expires in 2007, $6,907,431 expires in 2008, $1,219,236 expires in
2009 and $2,497,064 expires in 2012.

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. SWAP AGREEMENTS
During the period ended April 30, 2005, the Fund entered into total return swap agreements in accordance with its investment objective. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S. government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 2.01% of total net assets. None of these securities has been deemed to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE INFLATION PROTECTED BOND FUND
--------------------------------------

April 30, 2005

                                                                                                        PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
                                                                                                        (U.S. $)           (U.S. $)
ASSET-BACKED SECURITIES- 0.34%
Chase Funding Mortgage Loan Asset-Backed Certificates 2.138% 7/25/18                                      $5,838           $  5,820
MBNA Master Credit Card Trust USA 6.50% 11/17/08                                                           2,000              2,056
Residential Asset Securities 2.71% 5/25/26                                                                 9,676              9,644
                                                                                                                           --------
TOTAL ASSET-BACKED SECURITIES (COST $17,407)                                                                                 17,520
                                                                                                                           --------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.65%
Freddie Mac Series 2351 PX 6.50% 7/15/30                                                                   7,866              7,930
GNMA Series 2002-20 VD 6.00% 4/20/19                                                                      25,000             25,715
                                                                                                                           --------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $33,458)                                                              33,645
                                                                                                                           --------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.08%
Asset Securitization Series 1995-MD4 A1 7.10% 8/13/29                                                      3,823              3,895
                                                                                                                           --------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $3,921)                                                                     3,895
                                                                                                                           --------

CORPORATE BONDS- 4.37%
Brokerage - 0.96%
oMerrill Lynch 3.77% 3/12/07                                                                              50,000             49,743
                                                                                                                           --------
                                                                                                                             49,743
                                                                                                                           --------
Communications - 0.73%
CSC Holdings 10.50% 5/15/16                                                                               20,000             21,950
Insight Midwest 10.50% 11/1/10                                                                            15,000             16,050
                                                                                                                           --------
                                                                                                                             38,000
                                                                                                                           --------
Consumer Cyclical - 2.00%
oCentex 2.993% 8/1/07                                                                                     10,000             10,019
General Motors Acceptance Corporation
   o4.10% 7/16/07                                                                                          5,000              4,685
   6.75% 1/15/06                                                                                          25,000             25,189
Hilton Hotels 7.625% 5/15/08                                                                              15,000             16,251
oLiberty Media 4.51% 9/17/06                                                                              25,000             25,303
MGM MIRAGE 9.75% 6/1/07                                                                                   20,000             21,650
                                                                                                                           --------
                                                                                                                            103,097
                                                                                                                           --------
Insurance - 0.49%
Marsh & McLennan 5.375% 3/15/07                                                                           25,000             25,448
                                                                                                                           --------
                                                                                                                             25,448
                                                                                                                           --------
Utilities - 0.19%
o#Pinnacle West Energy 144A 3.63% 4/1/07                                                                  10,000             10,001
                                                                                                                           --------
                                                                                                                             10,001
                                                                                                                           --------
TOTAL CORPORATE BONDS (COST $228,797)                                                                                       226,289
                                                                                                                           --------

MUNICIPAL BONDS- 1.07%
oMassachusetts State Special Obligation Revenue Loan 3.721% 6/1/22 (FSA)                                  50,000             55,380
                                                                                                                           --------
TOTAL MUNICIPAL BONDS (COST $55,390)                                                                                         55,380
                                                                                                                           --------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.47%
oWashington Mutual Series 2003-AR7 A5 3.066% 8/25/33                                                      25,000             24,557
                                                                                                                           --------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $24,250)                                                          24,557
                                                                                                                           --------

SOVEREIGN DEBT- 2.51%
Italy Buoni Poliennali Del Tesoro 0.95% 9/15/10                                                          100,471            129,855
                                                                                                                           --------
TOTAL SOVEREIGN DEBT (COST $129,567)                                                                                        129,855
                                                                                                                           --------

U.S. TREASURY OBLIGATIONS- 94.73%
U.S. Treasury Inflation Index Bonds
   0.875% 4/15/10                                                                                        485,966            479,512
   1.625% 1/15/15                                                                                        517,307            518,904
   1.875% 7/15/13                                                                                        151,424            156,132
   2.00% 1/15/14                                                                                         410,018            425,826
   ~2.00% 7/15/14                                                                                        427,358            443,635
   2.375% 1/15/25                                                                                        188,241            205,661
   3.00% 7/15/12                                                                                         522,703            581,567
   3.375% 1/15/07                                                                                        193,664            203,310

   3.375% 4/15/32                                                                                        113,459            153,431
   3.625% 1/15/08                                                                                        296,803            319,330
   3.625% 4/15/28                                                                                        254,958            340,717
   3.875% 1/15/09                                                                                        380,091            420,164
   3.875% 4/15/29                                                                                        367,514            513,787
   4.25% 1/15/10                                                                                         119,700            136,963
U.S. Treasury Note 3.375% 2/28/07                                                                          5,000              4,979
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,838,233)                                                                         4,903,918
                                                                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 104.22%
   (COST $5,331,023)                                                                                                      5,395,059
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (4.22%)                                                      (218,675)
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 508,892 SHARES OUTSTANDING - 100.00%                                                            $5,176,384
                                                                                                                         ----------

#Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 4 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. ~Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
FSA - Insured by Financial Security Insurance
GNMA - Government National Mortgage Association

The following futures contracts were outstanding at April 30, 2005:

FUTURES CONTRACTS(1)

                                                                                                                UNREALIZED
 CONTRACTS                                       NOTIONAL                 NOTIONAL                             APPRECIATION
TO BUY (SELL)                                COST (PROCEEDS)               VALUE         EXPIRATION DATE      (DEPRECIATION)
-------------                                ---------------              --------       ---------------      --------------
(3) U.S. Treasury 2 year notes                 $(623,699)               $(623,109)             6/05               $   590
(2) U.S. Treasury 5 year notes                  (213,690)                (216,906)             6/05                (3,216)
 1  U.S. Treasury long bond                      113,819                  114,844              6/05                 1,025
                                                                                                                  -------
                                                                                                                  $(1,601)
                                                                                                                  =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Government Fund - Delaware Inflation Protected Bond Fund (the "Fund").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the fund for federal income tax purposes was as follows:

Aggregate cost of investments                $5,331,023
                                             ----------
Aggregate unrealized appreciation                78,987
Aggregate unrealized depreciation               (14,951)
                                             ----------
Net unrealized appreciation                  $   64,036
                                             ----------

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. CREDIT AND MARKET RISK
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for the inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

The Fund also invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 0.19% of total net assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.            I have reviewed this report on Form N-Q of Delaware Group
              Government Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 28, 2005
     -------------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.            I have reviewed this report on Form N-Q of Delaware Group
              Government Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  June 28, 2005
     --------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GOVERNMENT FUND


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 28, 2005
     ---------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 28, 2005
     ---------------------------


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  June 28, 2005
     ---------------------------